ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at December 31, 2017	As at December 31, 2016

Trade payables	$144,135	$111,173

Wages payable	50,380	42,522

Accrued liabilities	76,562	55,893

Other liabilities	19,645	18,978

Total accounts payable and accrued liabilities	$290,722	$228,566